Revenue, government financing for research expenditures and sales - Additional Information (Details) € in Thousands, $ in Millions		6 Months Ended
	Jun. 01, 2022 USD ($)	Jun. 30, 2022 EUR (€) program	Jun. 30, 2022 USD ($) program	Jun. 30, 2021 EUR (€)		Jun. 02, 2022 program
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements		€ 41,271		€ 8,304	[1]
Income from government grants		49		1,435
BPI Refundable advance - FORCE
Disclosure of disaggregation of revenue from contracts with customers [line items]
Income from government grants				1,360
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements		4,826		0
Collaboration milestone payments receivable | $	$ 5.0
IPH43, IPH25, IPH26 and IPH62, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements		€ 17,400	$ 20.0
Number of underlying programs terminated | program		4	4			4
IPH6101 agreement, with Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements		€ 3,000		€ 1,000

[1]	Comparative relating to the six months ended June 30, 2021 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. See note 17 of the interim condensed consolidated financial statements as of June 30, 2022.